Summary of Business and Significant Accounting Policies - Property and Equipment and Capitalized Software (Details)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Capitalized computer software, amortization period	3 years
Computer hardware
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property equipment, useful life	4 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property equipment, useful life	7 years